Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Financing Receivables
The following table reflects the carrying value of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis and the grade as of December 31, 2019.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2019 $	December 31, 2018 $
Advances to equity-accounted for investments	Other internal metrics	Performing	9,930	9,930
			9,930	9,930

Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2017 to December 31, 2019:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Balance at the beginning of the year	56,019	48,460	49,298
Cost incurred for dry docking	45,371	27,896	16,239
Dry-dock amortization	(26,682)	(20,326)	(17,077)
Write-down / sale of vessels	(2,901)	(11)	—
Balance at the end of the year	71,807	56,019	48,460